Fees Summary	Aug. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 506,644,594.40
Previously Paid Amount	0.00
Total Fee Amount	77,567.29
Total Offset Amount	0.00
Net Fee	$ 77,567.29